ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Canada - 0.7%
Software - 0.7%
BlackBerry, Ltd.(a)	3,179,248	$11,276,907

Finland - 0.1%
Software - 0.1%
F-Secure Oyj	607,794	1,365,429
WithSecure Oyj(a)(b)	599,051	685,129
		2,050,558
Total Finland		2,050,558

Germany - 0.1%
IT Services - 0.1%
Secunet Security Networks AG	8,889	1,432,697

Israel - 7.8%
Software - 7.8%
Check Point Software Technologies, Ltd.(a)	472,860	72,248,280
Cognyte Software, Ltd.(a)	381,888	2,455,540
CyberArk Software, Ltd.(a)	227,403	49,812,627
Radware, Ltd.(a)	197,887	3,300,755
		127,817,202
Total Israel		127,817,202

Japan - 1.3%
Software - 1.3%
Cyber Security Cloud, Inc.(a)	31,711	491,408
Digital Arts, Inc.	47,447	1,726,263
Trend Micro, Inc.(a)	354,607	18,982,792
		21,200,463
Total Japan		21,200,463

United Kingdom - 5.7%
Aerospace & Defense - 5.1%
BAE Systems PLC	5,207,757	73,715,654
QinetiQ Group PLC	2,826,007	11,130,692
		84,846,346
IT Services - 0.2%
NCC Group PLC	1,717,150	2,819,126
		$–
Software - 0.4%
Darktrace PLC(a)	1,535,514	7,177,201
Total United Kingdom		94,842,673

United States - 83.5%(c)
Communications Equipment - 11.6%
Cisco Systems, Inc.	1,426,986	72,091,332
F5 Networks, Inc.(a)	329,651	59,000,936
Juniper Networks, Inc.	1,750,535	51,605,772
NetScout Systems, Inc.(a)	380,484	8,351,624
		191,049,664
IT Services - 17.6%
Akamai Technologies, Inc.(a)	597,569	70,722,291
Cloudflare, Inc. - Class A(a)	894,850	74,505,211
Okta, Inc.(a)(b)	862,348	78,068,365
VeriSign, Inc.(a)	325,345	67,008,056
		290,303,923
Professional Services - 15.3%
Booz Allen Hamilton Holding Corp.	551,727	70,571,401
CACI International, Inc. - Class A(a)	122,214	39,580,226
Leidos Holdings, Inc.	643,289	69,629,601
Parsons Corp.(a)	577,427	36,210,447
Science Applications International Corp.	292,152	36,320,337
		252,312,012
Software - 39.0%(d)
A10 Networks, Inc.	387,039	5,097,304
CommVault Systems, Inc.(a)	241,427	19,277,946
Crowdstrike Holdings, Inc. - Class A(a)	291,308	74,376,758
Everbridge, Inc.(a)	219,665	5,340,056
Fortinet, Inc.(a)	1,313,500	76,879,154
Gen Digital, Inc.	3,126,696	71,351,202
LiveRamp Holdings, Inc.(a)	353,870	13,404,596
N-able, Inc.(a)	350,546	4,644,735
OneSpan, Inc.(a)	200,083	2,144,890
Palo Alto Networks, Inc.(a)	233,951	68,987,471
Qualys, Inc.(a)(b)	199,891	39,234,605
Rapid7, Inc.(a)(b)	336,836	19,233,336
SecureWorks Corp. - Class A(a)	60,781	448,564
SentinelOne, Inc. - Class A(a)(b)	1,331,370	36,532,793
SolarWinds Corp.(a)	252,228	3,150,328
Splunk, Inc.(a)	455,573	69,406,546
Telos Corp.(a)	282,718	1,031,921
Tenable Holdings, Inc.(a)	639,129	29,438,282
Varonis Systems, Inc.(a)	593,724	26,883,823
Zscaler, Inc.(a)(b)	349,502	77,435,662
		644,299,972
Total United States		1,377,965,571
TOTAL COMMON STOCKS (Cost $1,435,342,380)		1,636,586,071

SHORT-TERM INVESTMENTS - 3.1%
Investments Purchased with Proceeds from Securities Lending - 2.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(e)	39,510,316	39,510,316

Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.28%(e)	11,109,451	11,109,451
TOTAL SHORT-TERM INVESTMENTS (Cost $50,619,767)		50,619,767

TOTAL INVESTMENTS - 102.3% (Cost $1,485,962,147)		1,687,205,838
Liabilities in Excess of Other Assets - (2.3)%		(38,592,959)
TOTAL NET ASSETS - 100.0%		$1,648,612,879

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $38,277,583 which represented 2.3% of net assets.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

ETFMG Prime Cyber Security ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,636,586,071	$–	$–	$1,636,586,071
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	39,510,316
Money Market Funds	11,109,451	–	–	11,109,451
Total Investments	$1,647,695,522	$–	$–	$1,687,205,838

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.